Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income for the year	$ 19,720	$ 7,605	$ 24,995
Adjustments for:
Pension and medical benefits	1,747	2,934	1,542
Results of equity-accounted investments	52	627	304
Depreciation, depletion and amortization	15,147	12,479	13,280
Impairment of assets (reversals), net	1,519	1,531	2,680
Inventory write down (write-back) to net realizable value	4	(42)	(7)
Allowance for credit loss on trade and other receivables, net	80	260	40
Exploratory expenditure write-offs	427	482	421
Gain on disposal/write-offs of assets	(19)	(228)	(1,295)
Foreign exchange, indexation and finance charges	(1,441)	15,407	2,498
Income taxes	7,075	3,537	10,401
Revision and unwinding of discount on the provision for decommissioning costs	782	3,584	2,052
Results from co-participation agreements in bid areas	(237)	(259)	(284)
Early termination and cash outflows revision of lease agreements	(616)	(349)	(415)
Losses with legal, administrative and arbitration proceedings, net	1,023	996	797
Equalization of expenses - Production Individualization Agreements	241	16	50
Decrease (Increase) in assets
Trade and other receivables	(471)	1,822	88
Inventories	(857)	(295)	1,564
Judicial deposits	(522)	229	(1,723)
Other assets	249	(165)	324
Increase (Decrease) in liabilities
Trade payables	1,068	970	(1,004)
Production taxes and other taxes payable	(1,196)	(2,988)	(431)
Pension and medical benefits	(1,062)	(1,001)	(927)
Provisions for legal proceedings	(791)	(467)	(591)
Other employee benefits	1,050	(80)	356
Provision for decommissioning costs	(1,072)	(977)	(902)
Other liabilities	(852)	(737)	(569)
Income taxes paid	(5,001)	(6,907)	(10,032)
Net cash provided by operating activities	36,047	37,984	43,212
Cash flows from investing activities
Acquisition of PP&E and intangible assets	(19,521)	(14,644)	(12,114)
Acquisition of equity interests	2	(22)	(24)
Proceeds from disposal of assets - Divestment	613	863	3,606
Financial compensation from co-participation agreements	355	397	391
Divestment (Investment) in financial investments	2,784	(109)	98
Dividends received	128	146	88
Net cash used in investing activities	(15,639)	(13,369)	(7,955)
Cash flows from financing activities
Changes in non-controlling interest	(1)	(84)	1
Proceeds from finance debt	5,320	2,129	2,210
Repayment of principal - finance debt	(3,326)	(6,536)	(4,193)
Repayment of interest - finance debt	(1,836)	(1,918)	(1,978)
Repayment of lease liability	(9,409)	(7,895)	(6,286)
Dividends paid to Shareholders of Petrobras	(8,114)	(18,327)	(19,670)
Share repurchase program		(380)	(735)
Dividends paid to non-controlling interests	(40)	(77)	(49)
Net cash used in financing activities	(17,406)	(33,088)	(30,700)
Effect of exchange rate changes on cash and cash equivalents	198	(983)	174
Net change in cash and cash equivalents	3,200	(9,456)	4,731
Cash and cash equivalents at the beginning of the year	3,271	12,727	7,996
Cash and cash equivalents at the end of the year	$ 6,471	$ 3,271	$ 12,727